Consolidated Statements of Earnings (Loss) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Revenues
Gross Sales	$ 71,765	$ 48,811	[1]	$ 13,914	[1]
Less: Royalties	4,868	2,454	[1]	371	[1]
Revenues	66,897	46,357	[1]	13,543	[1]
Expenses
Purchased Product	33,801	23,326	[1]	5,681	[1]
Transportation and Blending	11,530	8,038	[1]	4,728	[1]
Operating	5,569	4,716	[1]	1,955	[1]
(Gain) Loss on Risk Management	1,636	995	[1]	308	[1]
Depreciation, Depletion and Amortization	4,679	5,886	[1]	3,464	[1]
Exploration Expense	101	18	[1]	91	[1]
(Income) Loss From Equity-Accounted Affiliates	(15)	(57)		0
General and Administrative	865	849	[1]	292	[1]
Finance Costs	820	1,082	[1]	536	[1]
Interest Income	(81)	(23)	[1]	(9)	[1]
Integration and Transaction Costs	106	349	[1]	29	[1]
Foreign Exchange (Gain) Loss, Net	343	(174)	[1]	(181)	[1]
Revaluation (Gains)	(549)	0		0
Re-measurement of Contingent Payments	162	575	[1]	(80)	[1]
(Gain) Loss on Divestiture of Assets	(269)	(229)	[1]	(81)	[1]
Other (Income) Loss, Net	(532)	(309)	[1]	40	[1]
Earnings (Loss) Before Income Tax	8,731	1,315	[1]	(3,230)	[1]
Income Tax Expense (Recovery)	2,281	728	[1]	(851)	[1]
Net Earnings (Loss)	$ 6,450	$ 587	[1]	$ (2,379)	[1]
Net Earnings (Loss) Per Common Share ($)
Net Earnings (Loss) Per Share — Basic (CAD per share)	$ 3.29	$ 0.27	[1]	$ (1.94)	[1]
Net Earnings (Loss) Per Share — Diluted (CAD per share)	$ 3.20	$ 0.27	[1]	$ (1.94)	[1]

[1]	See Note 3X for revisions to prior period results.